INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation allowance for deferred tax assets	$ 15,390	$ 8,762
Corporate income tax rate		23.00%	24.00%
Tax rate effect on dividend distribution	25.00%
Loss carryforwards	$ 40,908
US
Corporate income tax rate		21.00%	35.00%
Germany
Corporate income tax rate	33.00%
UK
Corporate income tax rate	19.00%
France
Corporate income tax rate	33.00%
Minimum [Member]
Corporate income tax rate	35.00%
Maximum [Member]
Corporate income tax rate	21.00%